Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Managed Trust
Entity Central Index Key	0000805650
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class A
Trading Symbol	FRDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.82%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Rising Dividends Fund returned 24.27%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Cintas, a uniform rental/sales and business services provider, was the strongest contributor to relative returns. The company reported better-than-expected top and bottom-line earnings and raised future guidance, with a strong margin expansion, and a four-for-one stock split by period-end.

↑
Shares of RTX, an aerospace and defense manufacturer, advanced sharply driven by robust sales growth and improving profitability across all three of its segments. Shares rallied In July amid RTX’s report of a significant backlog and unprecedented demand across its portfolio.

↑
Shares of Carlisle Companies, an engineered products manufacturer, benefited from earnings that consistently exceeded investors’ expectations. Increasing demand for the company’s roofing products, improvements in operational efficiencies and growing synergies linked to recent acquisitions were key drivers of earnings growth.

Top detractors from performance:
↓
Key driver of relative underperformance was lack of exposure to several technology-related stocks that sharply advanced due to optimism around artificial intelligence (AI), especially chipmaker NVIDIA. The stock, a top performer due to its surging growth and AI exposure, does not meet the portfolio’s dividend growth criteria.

↓
West Pharmaceutical Services, a drug packaging and delivery company, among Fund holdings, was the largest detractor. The company’s profitability was negatively impacted by declining sales across multiple divisions, due to continued high levels of customer destocking.

↓
Shares of Becton, Dickinson & Co., medical device and product company, declined sharply early in the period amid concerns about weakness in the Chinese market, labor- and inflation-related issues and disappointing guidance.

↓
Overweight to Roper Technologies, a diversified software company, detracted on a relative basis, although its shares posted a double-digit advance during the period. The stock was pressured by disappointing guidance and concerns surrounding weak demand from the company’s large customer base in application software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	24.27	12.09	11.27
Class A (with sales charge)	17.43	10.82	10.65
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,879,258,828
Holdings Count | $ / shares	56	[2]
Advisory Fees Paid, Amount	$ 130,397,169
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,879,258,828
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$130,397,169
Portfolio Turnover Rate	12.32%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at  (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class C
Trading Symbol	FRDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$175	1.57%
[3]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Rising Dividends Fund returned 23.33%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Cintas, a uniform rental/sales and business services provider, was the strongest contributor to relative returns. The company reported better-than-expected top and bottom-line earnings and raised future guidance, with a strong margin expansion, and a four-for-one stock split by period-end.

↑
Shares of RTX, an aerospace and defense manufacturer, advanced sharply driven by robust sales growth and improving profitability across all three of its segments. Shares rallied In July amid RTX’s report of a significant backlog and unprecedented demand across its portfolio.

↑
Shares of Carlisle Companies, an engineered products manufacturer, benefited from earnings that consistently exceeded investors’ expectations. Increasing demand for the company’s roofing products, improvements in operational efficiencies and growing synergies linked to recent acquisitions were key drivers of earnings growth.

Top detractors from performance:
↓
Key driver of relative underperformance was lack of exposure to several technology-related stocks that sharply advanced due to optimism around artificial intelligence (AI), especially chipmaker NVIDIA. The stock, a top performer due to its surging growth and AI exposure, does not meet the portfolio’s dividend growth criteria.

↓
West Pharmaceutical Services, a drug packaging and delivery company, among Fund holdings, was the largest detractor. The company’s profitability was negatively impacted by declining sales across multiple divisions, due to continued high levels of customer destocking.

↓
Shares of Becton, Dickinson & Co., medical device and product company, declined sharply early in the period amid concerns about weakness in the Chinese market, labor- and inflation-related issues and disappointing guidance.

↓
Overweight to Roper Technologies, a diversified software company, detracted on a relative basis, although its shares posted a double-digit advance during the period. The stock was pressured by disappointing guidance and concerns surrounding weak demand from the company’s large customer base in application software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	23.33	11.25	10.44
Class C (with sales charge)	22.33	11.25	10.44
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,879,258,828
Holdings Count | $ / shares	56	[4]
Advisory Fees Paid, Amount	$ 130,397,169
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,879,258,828
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$130,397,169
Portfolio Turnover Rate	12.32%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at  (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class R
Trading Symbol	FRDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$120	1.07%
[5]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin Rising Dividends Fund returned 23.95%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Cintas, a uniform rental/sales and business services provider, was the strongest contributor to relative returns. The company reported better-than-expected top and bottom-line earnings and raised future guidance, with a strong margin expansion, and a four-for-one stock split by period-end.

↑
Shares of RTX, an aerospace and defense manufacturer, advanced sharply driven by robust sales growth and improving profitability across all three of its segments. Shares rallied In July amid RTX’s report of a significant backlog and unprecedented demand across its portfolio.

↑
Shares of Carlisle Companies, an engineered products manufacturer, benefited from earnings that consistently exceeded investors’ expectations. Increasing demand for the company’s roofing products, improvements in operational efficiencies and growing synergies linked to recent acquisitions were key drivers of earnings growth.

Top detractors from performance:
↓
Key driver of relative underperformance was lack of exposure to several technology-related stocks that sharply advanced due to optimism around artificial intelligence (AI), especially chipmaker NVIDIA. The stock, a top performer due to its surging growth and AI exposure, does not meet the portfolio’s dividend growth criteria.

↓
West Pharmaceutical Services, a drug packaging and delivery company, among Fund holdings, was the largest detractor. The company’s profitability was negatively impacted by declining sales across multiple divisions, due to continued high levels of customer destocking.

↓
Shares of Becton, Dickinson & Co., medical device and product company, declined sharply early in the period amid concerns about weakness in the Chinese market, labor- and inflation-related issues and disappointing guidance.

↓
Overweight to Roper Technologies, a diversified software company, detracted on a relative basis, although its shares posted a double-digit advance during the period. The stock was pressured by disappointing guidance and concerns surrounding weak demand from the company’s large customer base in application software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	23.95	11.80	10.99
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,879,258,828
Holdings Count | $ / shares	56	[6]
Advisory Fees Paid, Amount	$ 130,397,169
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,879,258,828
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$130,397,169
Portfolio Turnover Rate	12.32%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at  (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class R6
Trading Symbol	FRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$57	0.51%
[7]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Rising Dividends Fund returned 24.66%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Cintas, a uniform rental/sales and business services provider, was the strongest contributor to relative returns. The company reported better-than-expected top and bottom-line earnings and raised future guidance, with a strong margin expansion, and a four-for-one stock split by period-end.

↑
Shares of RTX, an aerospace and defense manufacturer, advanced sharply driven by robust sales growth and improving profitability across all three of its segments. Shares rallied In July amid RTX’s report of a significant backlog and unprecedented demand across its portfolio.

↑
Shares of Carlisle Companies, an engineered products manufacturer, benefited from earnings that consistently exceeded investors’ expectations. Increasing demand for the company’s roofing products, improvements in operational efficiencies and growing synergies linked to recent acquisitions were key drivers of earnings growth.

Top detractors from performance:
↓
Key driver of relative underperformance was lack of exposure to several technology-related stocks that sharply advanced due to optimism around artificial intelligence (AI), especially chipmaker NVIDIA. The stock, a top performer due to its surging growth and AI exposure, does not meet the portfolio’s dividend growth criteria.

↓
West Pharmaceutical Services, a drug packaging and delivery company, among Fund holdings, was the largest detractor. The company’s profitability was negatively impacted by declining sales across multiple divisions, due to continued high levels of customer destocking.

↓
Shares of Becton, Dickinson & Co., medical device and product company, declined sharply early in the period amid concerns about weakness in the Chinese market, labor- and inflation-related issues and disappointing guidance.

↓
Overweight to Roper Technologies, a diversified software company, detracted on a relative basis, although its shares posted a double-digit advance during the period. The stock was pressured by disappointing guidance and concerns surrounding weak demand from the company’s large customer base in application software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	24.66	12.45	11.66
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,879,258,828
Holdings Count | $ / shares	56	[8]
Advisory Fees Paid, Amount	$ 130,397,169
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,879,258,828
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$130,397,169
Portfolio Turnover Rate	12.32%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at  (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Advisor Class
Trading Symbol	FRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$64	0.57%
[9]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Rising Dividends Fund returned 24.58%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Cintas, a uniform rental/sales and business services provider, was the strongest contributor to relative returns. The company reported better-than-expected top and bottom-line earnings and raised future guidance, with a strong margin expansion, and a four-for-one stock split by period-end.

↑
Shares of RTX, an aerospace and defense manufacturer, advanced sharply driven by robust sales growth and improving profitability across all three of its segments. Shares rallied In July amid RTX’s report of a significant backlog and unprecedented demand across its portfolio.

↑
Shares of Carlisle Companies, an engineered products manufacturer, benefited from earnings that consistently exceeded investors’ expectations. Increasing demand for the company’s roofing products, improvements in operational efficiencies and growing synergies linked to recent acquisitions were key drivers of earnings growth.

Top detractors from performance:
↓
Key driver of relative underperformance was lack of exposure to several technology-related stocks that sharply advanced due to optimism around artificial intelligence (AI), especially chipmaker NVIDIA. The stock, a top performer due to its surging growth and AI exposure, does not meet the portfolio’s dividend growth criteria.

↓
West Pharmaceutical Services, a drug packaging and delivery company, among Fund holdings, was the largest detractor. The company’s profitability was negatively impacted by declining sales across multiple divisions, due to continued high levels of customer destocking.

↓
Shares of Becton, Dickinson & Co., medical device and product company, declined sharply early in the period amid concerns about weakness in the Chinese market, labor- and inflation-related issues and disappointing guidance.

↓
Overweight to Roper Technologies, a diversified software company, detracted on a relative basis, although its shares posted a double-digit advance during the period. The stock was pressured by disappointing guidance and concerns surrounding weak demand from the company’s large customer base in application software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	24.58	12.37	11.55
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,879,258,828
Holdings Count | $ / shares	56	[10]
Advisory Fees Paid, Amount	$ 130,397,169
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,879,258,828
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$130,397,169
Portfolio Turnover Rate	12.32%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at  (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.